State Street Target Retirement 2060 Fund Expense Example - State Street Target Retirement 2060 Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	204
Expense Example, with Redemption, 10 Years	472
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	49
Expense Example, with Redemption, 5 Years	92
Expense Example, with Redemption, 10 Years	221
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	$ 838